United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Cash Management Trust
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period:  October 31, 2023

Item 1. Report to Stockholders

(
a)        A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is provided.

(b)        Not applicable.

Item 2. Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report.  A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s Board of Trustees has determined that Robert J. Chersi, an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a)        Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $20,290 for the year ended October 31, 2022 and $21,500 for the year ended October 31, 2023.

(b)

Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the year ended October 31, 2022 and $0 for the year ended October 31, 2023.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2022 and $0 for the year ended October 31, 2023.

(c)

Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice and tax planning services were $5,130 for the year ended October 31, 2022 and $5,440 for the year ended October 31, 2023.  These fees include payment for tax return compliance services, excise distribution review services, and other tax related matters.  The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2022 and $0 for the year ended October 31, 2023.

(d)

All Other Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended October 31, 2022 and October 31, 2023.  The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $4,150 for the year ended October 31, 2022 and $0 for the year ended October 31, 2023.  The 2022 payments were for access to a PwC-sponsored online library and disclosure checklist that provides interpretive guidance regarding U.S. and foreign accounting standards.  These figures are also reported in response to item 4(g) below.

(e)

Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)

Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2023 were for work performed by persons other than full-time permanent employees of PwC.

(g)

The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending October 31, 2022 and October 31, 2023 were $4,150 and $0 respectively.  These figures are also reported in response to item 4(d) above.

(h)

Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: See EX-99.CODE attached hereto.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 28, 2023

Thrivent Cash Management Trust

                                                                                    By:   /s/ Michael W. Kremenak
                                                                                            Michael W. Kremenak
                                                                                            President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 28, 2023

By:   /s/ Michael W. Kremenak
                                                                                            Michael W. Kremenak
                                                                                            President
                                                                                (principal executive officer)

Date: December 28, 2023

By:   /s/ Sarah L. Bergstrom

        Sarah L. Bergstrom
                                                                                            Treasurer and Principal Accounting Officer
                                                                                (principal financial officer)
Annual Report
October 31, 2023
Thrivent Cash Management Trust

Table of Contents
Portfolio Perspective 2
Shareholder Expense Example 3
Report of Independent Registered Public Accounting Firm 4
Schedule of Investments 5
Statement of Assets and Liabilities 7
Statement of Operations 8
Statement of Changes in Net Assets 9
Notes to Financial Statements 10
Financial Highlights 14
Additional Information 16
Board of Trustees and Officers 17

Thrivent Cash Management Trust

An investment in the Trust is not insured or guaranteed by the FDIC or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.
William D. Stouten, Portfolio Manager
Thrivent Cash Management Trust seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Investment in Thrivent Cash Management Trust (the "Trust") involves risks including money market fund, government securities, interest rate, credit, cybersecurity, investment adviser, market, other funds, regulatory, and repurchase agreement risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
The Trust seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The
Trust qualifies as a government money market fund under the revised money market rules established by the Securities and Exchange
Commission (SEC) that went into effect in 2016. As a government money market fund, the Trust seeks to offer a stable $1.00 share price and is not required to impose redemption gates or liquidity fees. However, it must invest at least 99.5% of its total assets in government securities, cash, and repurchase agreements collateralized by government securities. The Trust is also required to maintain a weighted average maturity (WAM) of not more than 60 days and a weighted average life (WAL) of not more than 120 days.
For the 12-month period ended October 31, 2023, the Trust earned a return of 4.95%. Net assets in the Trust totaled approximately
$361 million at the end of the reporting period and consisted of collateral from securities-lending activity. The Trust invested 100% of its net assets directly in U.S. government obligations or U.S. government-supported securities to comply with the revised guidelines for government money market funds. Within the Trust’s portfolio, we continued to invest heavily in floating-rate notes, which represented more than 37% of net assets. We also invested more than 23% of net assets in variable-rate demand notes (VRDNs) with weekly coupon resets, which makes them a useful tool in reducing the Trust’s interest-rate sensitivity. Although VRDNs may have a longer final maturity, the ones held in the Trust can be put back to the issuer within seven days at par.
At period end, the Trust’s WAL was 54 days, and its WAM remained extremely short at 6 days. We believe maintaining a very short WAM is appropriate due to the volatility of securities-lending collateral. This positioning will help us lessen the price sensitivity of the portfolio to changes in interest rates. Our primary focus in managing the Trust continues to center on maintaining safety, liquidity, and a $1.00 share price.
Portfolio Composition
(% of Portfolio)
U.S. Government Agency Debt 49.4%
U.S. Treasury Debt 35.9%
Investment Company 14.7%
Total 100.0%
Thrivent Cash Management Trust
As of October 31, 2023
*
7-Day Yield 5.37%
7-Day Yield Gross of Waivers 5.40%
7-Day Effective Yield 5.52%
7-Day Effective Yield Gross of Waivers 5.55%
Average Annual Total Returns
**
For the Period Ended October 31, 2023 1-Year 5-Year 10-Year
Total Return 4.95% 1.81% 1.20%
* Seven-day yields of the Thrivent Cash Management Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. A yield gross of waivers represents what the yield would have been if the investment adviser were not voluntarily waiving or reimbursing certain expenses. Yields are subject to daily fluctuation and should not be considered an indication of future results.
** Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding.  The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.
The yield quotation more closely reflects the current earnings of Thrivent Cash Management Trust than the total return quotation.
Past performance is not an indication of future results. Current performance may be lower or higher than the performance data quoted. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the
Trust. Investors should read and consider carefully before investing. To obtain a prospectus, call 800-847-4836.

Shareholder Expense Example
(unaudited)
As a shareholder of the Trust, you incur ongoing costs, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May
1, 2023 through October 31, 2023.
Actual Expenses
In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled
"Expenses Paid during Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.
Beginning Account
Value 5/1/2023
Ending Account Value
10/31/2023
Expenses Paid During
Period  5/1/2023
- 10/31/2023
*
Annualized Expense
Ratio
Thrivent Cash Management Trust
Actual
$1,000 $1,027 $0.26 0.05%
Hypothetical
**
$1,000 $1,025 $0.26 0.05%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by
186/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

To the Board of Trustees of Thrivent Cash Management Trust and Shareholders of Thrivent Cash Management Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thrivent Cash Management
Trust (the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinion.
Minneapolis, Minnesota
December 18, 2023
We have served as the auditor of one or more investment companies in the Thrivent Financial investment company complex since 1987.
PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402
T: (612) 596 6000, www.pwc.com/us
Report of Independent Registered Public Accounting Firm

Thrivent Cash Management Trust
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company ( 14.7% ) Value
BlackRock Liquidity FedFund
5,000 5.242%  $ 5,000
Dreyfus Government Cash
Management Fund
5,000 5.234%  5,000
Goldman Sachs Financial Square
Funds - Government Fund
52,965,000 5.255%  52,965,000
Total 52,975,000
Principal
Amount
U.S. Government Agency Debt
( 49.4% )
a
Value
Federal Farm Credit Bank
$ 5,000,000
5.360% (FEDL 1M + 0.030%),
12/8/2023
b
4,998,989
20,000,000
5.350% (FEDL 1M + 0.020%),
3/25/2024
b
19,998,063
5,000,000
5.390% (FEDL 1M + 0.060%),
6/24/2024
b
5,000,000
Federal Home Loan Bank
4,000,000 5.290% , 11/2/2023 3,999,412
5,000,000
5.330% (SOFRRATE +
0.020%), 11/21/2023
b
5,000,000
5,000,000
5.335% (SOFRRATE +
0.025%), 12/22/2023
b
5,000,000
5,000,000
5.340% (SOFRRATE +
0.030%), 12/29/2023
b
5,000,000
10,000,000
5.340% (SOFRRATE +
0.030%), 1/5/2024
b
10,000,000
5,000,000
5.355% (SOFRRATE +
0.045%), 3/26/2024
b
5,000,000
5,000,000
5.360% (SOFRRATE +
0.050%), 4/26/2024
b
5,000,000
5,000,000
5.375% (SOFRRATE +
0.065%), 5/24/2024
b
5,000,000
U.S. International Development
Finance Corporation
3,144,000
5.570% (T-BILL 3M FLAT),
11/7/2023
b
3,144,000
5,274,074
5.570% (T-BILL 3M FLAT),
11/7/2023
b
5,274,074
26,692,875
5.570% (T-BILL 3M FLAT),
11/7/2023
b
26,692,875
15,853,250
5.570% (T-BILL 3M FLAT),
11/7/2023
b
15,853,250
6,093,333
5.570% (T-BILL 3M + 0.070%),
11/7/2023
b
6,093,333
13,041,392
5.570% (T-BILL 3M FLAT),
11/7/2023
b
13,041,392
3,389,500
5.570% (T-BILL 3M FLAT),
11/7/2023
b
3,389,500
3,389,500
5.570% (T-BILL 3M FLAT),
11/7/2023
b
3,389,500
4,745,300
5.570% (T-BILL 3M FLAT),
11/7/2023
b
4,745,300
4,745,300
5.570% (T-BILL 3M FLAT),
11/7/2023
b
4,745,300
4,642,857
5.570% (T-BILL 3M FLAT),
11/7/2023
b
4,642,857
1,210,000
5.570% (T-BILL 3M FLAT),
11/7/2023
b
1,210,000
9,829,059
5.580% (T-BILL 3M FLAT),
11/7/2023
b
9,829,059
2,500,000 5.080% , 11/15/2023 2,623,448
Total 178,670,352
Principal
Amount U.S. Treasury Debt ( 36.0% )
a
Value
U.S. Treasury Bills
$ 50,000,000 5.295% , 11/7/2023 $ 49,955,872
25,000,000 5.265% , 11/9/2023 24,970,750
10,000,000 5.301% , 11/14/2023 9,980,856
25,000,000 5.288% , 11/21/2023 24,926,556
U.S. Treasury Notes
5,000,000
5.419% (USBMMY 3M +
0.037%), 7/31/2024
b
4,995,168
5,000,000
5.522% (USBMMY 3M +
0.140%), 10/31/2024
b
4,998,010
5,000,000
5.582% (USBMMY 3M +
0.200%), 1/31/2025
b
4,998,504
5,000,000
5.552% (USBMMY 3M +
0.170%), 10/31/2025
b
4,998,998
Total 129,824,714
Total Investments (at amortized
cost) 100.1% $361,470,066
Other Assets and Liabilities,
Net (0.1)% (492,279)
Total Net Assets 100.0% $360,977,787
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as
of October 31, 2023. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $361,470,066

Thrivent Cash Management Trust
Schedule of Investments as of October 31, 2023
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of October 31, 2023, in valuing Cash Management Trust's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 52,975,000 52,975,000 – –
U.S. Government Agency Debt 178,670,352 – 178,670,352 –
U.S. Treasury Debt 129,824,714 – 129,824,714 –
Total Investments at Amortized Cost $361,470,066 $52,975,000 $308,495,066 $–

Thrivent Cash Management Trust
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of October 31, 2023
Cash
Management
Trust
Assets
Investments in unaffiliated securities at cost $361,470,066
Investments in affiliated securities at cost $—
Investments in unaffiliated securities at value 361,470,066
*
Cash 29,109
Dividends and interest receivable 1,257,202
Prepaid expenses 2,652
Prepaid trustee fees 1,319
Receivable for:
Expense reimbursements 12,049
Total Assets 362,772,397
Liabilities
Distributions payable 1,768,598
Accrued expenses 10,812
Payable for:
Investment advisory fees 15,200
Contingent liabilities^ —
Total Liabilities 1,794,610
Net Assets
Capital stock (beneficial interest) 360,965,505
Distributable earnings/(accumulated loss) 12,282
Total Net Assets $360,977,787
Shares of beneficial interest outstanding 360,965,506
Net asset value per share $1.00
* Securities held by the Trust are valued on the basis of amortized cost, which approximates market value.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Cash Management Trust
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the year ended October 31, 2023
Cash
Management
Trust
Investment Income
Dividends $3,794,199
Interest 14,821,237
Total Investment Income 18,615,436
Expenses
Adviser fees 171,787
Administrative service fees 90,000
Audit and legal fees 39,202
Custody fees 7,613
Insurance expenses 5,613
Transfer agent fees 5,000
Trustees' fees 9,479
Pricing service fees 3,397
Other expenses 13,149
Total Expenses Before Reimbursement 345,240
Less:
Reimbursement from adviser (154,366)
Total Net Expenses 190,874
Net Investment Income/(Loss) 18,424,562
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 8,237
Net Realized and Unrealized Gains/(Losses) 8,237
Net Increase/(Decrease) in Net Assets Resulting
From Operations $18,432,799

Thrivent Cash Management Trust
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Cash Management Trust
For the periods ended
10/31/2023 10/31/2022
Operations
Net investment income/(loss) $18,424,562 $4,456,820
Net realized gains/(losses) 8,237 2,209
Net Change in Net Assets Resulting From Operations
18,432,799 4,459,029
Distributions to Shareholders
From net investment income/net realized gains (18,424,562) (4,739,084)
Total Distributions to Shareholders
(18,424,562) (4,739,084)
Capital Stock Transactions
Sold 7,268,716,515 10,996,270,072
Redeemed (7,373,856,212) (11,083,831,476)
Total Capital Stock Transactions (105,139,697) (87,561,404)
Net Increase/(Decrease) in Net Assets (105,131,460) (87,841,459)
Net Assets, Beginning of Period 466,109,247 553,950,706
Net Assets, End of Period $360,977,787 $466,109,247
Capital Stock Share Transactions
Sold 7,268,716,516 10,996,270,072
Redeemed (7,373,856,212) (11,083,831,476)
Total Capital Stock Share Transactions
(105,139,696) (87,561,404)

Thrivent Cash Management Trust
Notes to Financial Statements
October 31, 2023

(1) ORGANIZATION
Thrivent Cash Management Trust (the "Trust") was organized as a
Massachusetts Business Trust on August 4, 2004 and is registered as an open-end management investment company under the
Investment Company Act of 1940. The Trust is established solely for investment by other Thrivent entities. The Trust serves as an investment vehicle for cash collateral posted in exchange for loaned securities of mutual funds sponsored by Thrivent Financial for
Lutherans, the Trust’s investment adviser (“Thrivent Financial” or the
“Adviser”), and its affiliates.  The Trust has entered into a Securities
Lending Agreement with Goldman Sachs Bank USA doing business as Goldman Sachs Agency Lending ("GSAL"). GSAL serves as
the lending agent to this securities lending program.  The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value (if any) as the Trustees may determine from time to time.
The Trust is an investment company which follows the accounting and reporting guidance of the Financial Accounting Standards
Board ("FASB") Accounting Standards Codification Topic 946 –
Financial Services – Investment Companies.
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities are valued on the basis
of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. The Adviser follows procedures designed to help maintain a constant net asset value of $1.00 per share.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Trust's investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments.
Federal Income Taxes
— No provision has been made for
income taxes because The Trust’s policy is to qualify as a regulated investment company under the Internal Revenue Code and
distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of The Trust to distribute an amount sufficient to avoid imposition of any federal excise tax. The Trust, accordingly, anticipates paying no federal taxes and no federal tax provision was recorded.
GAAP requires management of the Trust (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Trust include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Trust's federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period.  State returns may be subject to examination for an additional year depending on the jurisdiction.
The Trust has no examinations in progress and none are expected at this time.
As of October 31, 2023, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Trust’s tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Expenses and Income
— Estimated expenses are accrued
daily.  The Trust is charged for those expenses that are directly attributable to it. Expenses that are not directly attributable to the Trust are allocated among all appropriate affiliated mutual funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Interest income is recorded daily on all debt securities, as is accretion of market discount, original issue discount and amortization of premium.

Thrivent Cash Management Trust
Notes to Financial Statements
October 31, 2023

Dividend income and capital gain distributions are recorded on the ex-dividend date.  Non-cash income, if any, is recorded at the fair market value of the securities received.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend. Dividends from the
Trust are declared daily and distributed monthly. Distributions from net long-term capital gains, if any, will be made at least annually.
Repurchase Agreements
— The Trust may engage in repurchase
agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Trust uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Trust could incur a loss due to a drop in the value of the security during the time it takes the Trust to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Trust may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser to be creditworthy. During the year ended October 31, 2023, the
Trust participated in this type of investment.
Contingent Liabilities
—  In the event of adversary action
proceedings where the Trust is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the year ended October 31, 2023, no contingent liabilities were reported.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date.  Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust pays Thrivent Financial
a fee for its advisory services. The annual rate of fees under the
Investment Advisory Agreement is calculated at 0.045% of the average daily net assets of the Trust.
The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. This voluntary expense reimbursement may be discontinued by the
Adviser at any time.
Other Fees
— The Trust has entered into an administration and
accounting services agreement with Thrivent Financial pursuant to which Thrivent Financial provides certain administrative and accounting personnel and services. The Trust pays an annual fixed fee to Thrivent Financial.  These fees are accrued daily and paid monthly.  For the year ended October 31, 2023, Thrivent Financial received aggregate fees for administrative and accounting
personnel and services of $90,000 from the Trust.
The Trust has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency services necessary to the Trust.  These fees are accrued daily and paid monthly. For the year ended October 31,
2023, Thrivent Investor Services received $5,000 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds, except for Thrivent Money Market as it is not eligible for the deferral plan.
The value of each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the
Statement of Assets and Liabilities, if any, is unsecured.
Those trustees not participating in the above plan received
$9,536 in fees from the Trust during the year ended October 31,
2023. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor
Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— The Trust may invest in
other mutual funds. Fees and expenses of those underlying funds are not included in the Trust’s expense ratio. The Trust indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.
(4) FEDERAL INCOME TAX INFORMATION
During the year ended October 31, 2023 and the year ended
October 31, 2022 the Trust distributed $18,424,562 and $4,727,447 from ordinary income, respectively.  During the year ended October
31, 2022, the Trust distributed $11,637 from long-term gains.

Thrivent Cash Management Trust
Notes to Financial Statements
October 31, 2023

(5) RELATED PARTY TRANSACTIONS
As of October 31, 2023, related parties held 100% of the
outstanding shares of the Trust.  Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of the Trust.  In the case of a large redemption, the Trust may be forced to sell investments at inopportune times, resulting in additional losses for the Trust and a portfolio with a higher percentage of less liquid or illiquid securities.
(6) SUBSEQUENT EVENTS
Management of the Trust has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(7) SIGNIFICANT RISKS
The following risks are presented in alphabetical order.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Trust is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Trust.
Cybersecurity Risk
— The Trust and its service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, and transfer agents) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Trust’s ability to calculate its NAV, corrupting data or preventing parties from sharing information necessary for the Trust’s operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Trust or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Trust may invest, which could result in material adverse consequences for such issuers and may cause the Trust’s
investments in such companies to lose value. While the Trust’s service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Trust cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the
Trust or its shareholders. Although the Trust attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Trust or to develop processes and controls that completely eliminate or
mitigate the occurrence of such failures or other disruptions in service. The value of an investment in the Trust’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and the Trust and its shareholders may bear costs tied to these risks.
Government Securities Risk
— The Trust invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. Government securities will not have the funds to meet their payment obligations in the future.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Trust may be subject to a greater risk of rising interest rates. A weak economy, strong equity markets, or changes by the Federal Reserve in its monetary policies may cause short-term interest rates to increase and affect the Trust’s ability to maintain a stable share price.
Investment Adviser Risk
— The Trust is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Trust invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Trust’s investment objective.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Trust’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Trust’s benchmark index(es). The securities markets may also

Thrivent Cash Management Trust
Notes to Financial Statements
October 31, 2023

decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Money Market Fund Risk
— You could lose money by investing
in the Trust. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Trust is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Trust’s sponsor is not required to reimburse the Trust for losses, and you should not expect that the sponsor will provide financial support to the Trust at any time, including during periods of market stress. While the Board of
Trustees may implement procedures to impose a discretionary
liquidity fee upon the sale of your shares in the future, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Trust's policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
Other Funds Risk
— Because the Trust invests in other funds,
the performance of the Trust is dependent, in part, upon the performance of other funds in which the Trust may invest. As a result, the Trust is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that will be borne by the Trust.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Trust. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies.
The regulatory environment for the Trust is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Trust’s interpretation of the application of certain regulations, may adversely affect the ability of a Trust to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Trust.
Repurchase Agreement Risk
— A repurchase agreement, or
repo, is a form of short-term borrowing that allows a dealer to sell securities to an investor, such as the Trust, and buy them back
(usually the next day) at a slightly higher price. If the seller of a repurchase agreement defaults or is otherwise unable to fulfill its obligations, the Trust may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.

Thrivent Cash Management Trust
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
CASH MANAGEMENT TRUST
Year Ended 10/31/2023 $ 1.00 $ 0.05 $ 0.00 $ 0.05 $ (0.05) $ –
Year Ended 10/31/2022 1.00 0.01 0.00 0.01 (0.01) 0.00
Year Ended 10/31/2021 1.00 0.00 0.00 – 0.00 0.00
Year Ended 10/31/2020 1.00 0.01 0.00 0.01 (0.01) –
Year Ended 10/31/2019 1.00 0.02 0.00 0.02 (0.02) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
* All per share amounts have been rounded to the nearest cent.
** Computed on an annualized basis for periods less than one year.

Thrivent Cash Management Trust
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.05) $ 1.00 4.95% $ 361.0 0.05% 4.83% 0.09% 4.79% N/A
(0.01) 1.00 1.02% 466.1 0.05% 0.81% 0.08% 0.79% N/A
0.00 1.00 0.03% 554.0 0.05% 0.02% 0.08% 0.00% N/A
(0.01) 1.00 0.82% 632.8 0.05% 0.67% 0.08% 0.64% N/A
(0.02) 1.00 2.30% 424.8 0.05% 2.28% 0.09% 2.25% N/A

Additional Information
(Unaudited)
PROXY VOTING
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s
Statement of Additional Information. The Trust files a report of how it voted proxies relating to portfolio securities on Form N-PX with the SEC. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at SEC.gov.

Board of Trustees and Officers
The following table provides information about the Trustees and Officers of the Trust. The Board is responsible for the management and supervision of the Trust’s business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee oversees the
Trust and also serves as:
Trustee of Thrivent Mutual Funds, a registered investment company consisting of 25 series, which offers Class A and Class S shares.
Director of Thrivent Series Fund, Inc., a registered investment company consisting of 32 funds that serve as underlying funds for variable contracts issued by Thrivent Financial for Lutherans (“Thrivent”) and separate accounts of insurance companies not affiliated with Thrivent.
Trustee of Thrivent Core Funds, a registered investment company consisting of seven funds that are established solely for investment by Thrivent entities.
Trustee of Thrivent ETF Trust, a registered investment company consisting of one fund that is an exchange-traded fund.
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 800-847-
4836.
Interested Trustees
(1) (2) (3) (4)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
Michael W. Kremenak
(1978)
2021
Senior Vice President and Head of Mutual Funds, Thrivent since 2020; Vice President, Thrivent from 2015 to 2020. Trustee of Thrivent Church Loan and Income Fund from 2020 to 2023.
David S. Royal
(1971)
2015
Chief Financial Officer, Thrivent since 2022; Executive Vice President, Chief Investment Officer, Thrivent
since 2017; President, Mutual Funds from 2015 to 2023. Director of Thrivent Trust Company and
Advisory Board Member of Twin Bridge Capital Partners; Trustee of Thrivent Church Loan and Income
Fund from 2020 to 2023.
Independent Trustees
(2) (3) (4) (5)
Name
(Year of Birth)
Year Elected
Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies
During the Past Five Years
Janice B. Case
(1952)
2011
Retired. Independent Director and member of the Audit Committee and Governance and Nominating
Committee at MN8 Energy LLC and MN8 Energy, Inc. since 2023; Independent Trustee of North American
Electric Reliability Corporation from 2008 to 2020.
Robert J. Chersi
(1961)
2017
Founder of Chersi Services LLC (consulting firm) since 2014. Lead Independent Director since 2019 and Director and Audit Committee Chair at BrightSphere Investment Group plc since 2016; Director and member of the Audit and Risk Oversight Committees of E*TRADE Financial Corporation and Director of
E*TRADE Bank from 2019 to 2020.
Arleas Upton Kea
(1957)
2022
Deputy to the Chairman for External Affairs, FDIC in 2021; Chief Operating Officer and Deputy to the
Chairman, FDIC from 2018 to 2021; Director, Administration, FDIC from 1999 to 2018. Board of Directors,
Combined Federal Campaign of the National Capital Area since 2021; Board of Directors, University of
Texas Alumni Association since 2021; Board of Directors, University of Texas Law School Foundation since
2021.
Paul R. Laubscher
(1956)
2009
Portfolio Manager for U.S. private real estate and equity and global public equity portfolios, hedge funds and currency of IBM Retirement Funds from 1997 to 2022.
Robert J. Manilla
(1962)
2022
Vice President and Chief Investment Officer, The Kresge Foundation since 2007. Board Member of
Bedrock Manufacturing Company since 2014; Board Member of Sustainable Insight Capital Management
LLC from 2013 to 2022; Board Member of Venture Michigan Fund from 2016 to 2020; Board Member of
McGowan Charitable fund from 2012 to 2019.
James A. Nussle
(1960)
2011
President and Chief Executive Officer of Credit Union National Association since September 2014; Director of Portfolio Recovery Associates (PRAA) since 2010; CEO of The Nussle Group LLC (consulting firm) since
2009.

Board of Trustees and Officers
James W. Runcie
(1963)
2022
Co-Founder and CEO of Partnership for Education Advancement since 2017. Board Member of Follett
Higher Education since 2022; Board Member of ECMC Group since 2021; Director and Audit Committee
Chair of Class Acceleration Corporation from 2021 to 2022.
Constance L. Souders
(1950)
2007
Retired.

Board of Trustees and Officers
Executive Officers
(2) (4)
Name (Year of Birth)
Position Held With Trust Principal Occupation(s) During the Past Five Years
Michael W. Kremenak (1978)
Trustee and President
Senior Vice President and Head of Mutual Funds, Thrivent since 2020; Vice
President, Thrivent from 2015 to 2020.
David S. Royal (1971)
Trustee and Chief Investment Officer
Chief Financial Officer, Thrivent since 2022; Executive Vice President, Chief
Investment Officer, Thrivent since 2017; President, Mutual Funds from 2015 to
2023.
Sarah L. Bergstrom (1977)
Treasurer and Principal Accounting Officer
Vice President, Chief Accounting Officer/Treasurer - Mutual Funds, Thrivent since
2022; Head of Mutual Fund Accounting, Thrivent from 2017 to 2022.
Edward S. Dryden (1965)
Chief Compliance Officer
Vice President, Chief Compliance Officer – Thrivent Funds, Thrivent since 2018;
Director, Chief Compliance Officer – Thrivent Funds, Thrivent from 2010 to 2018.
John D. Jackson (1977)
Secretary and Chief Legal Officer
Senior Counsel, Thrivent since 2017.
Kathleen M. Koelling (1977)
Privacy Officer
(6)
Vice President, Deputy General Counsel, Thrivent since 2018; Privacy Officer,
Thrivent since 2011; Anti-Money Laundering Officer, Thrivent from 2011 to 2019;
Vice President, Managing Counsel, Thrivent from 2016 to 2018.
Sharon K. Minta (1973)
Anti-Money Laundering Officer
(6)
Director, Compliance and Anti-Money Laundering Officer of the Financial Crimes
Unit, Thrivent since 2019; Compliance Manager of the Financial Crimes Unit,
Thrivent from 2014 to 2019.
Troy A. Beaver (1967)
Vice President
Vice President, Mutual Funds Marketing & Distribution, Thrivent since 2015.
Andrew R. Kellogg (1972)
Vice President
(7)
Director of Strategic Partnerships, Thrivent since 2021; Director, Client Relations,
SS&C/DST Systems, Inc. from 2016 to 2021.
Jill M. Forte (1974)
Assistant Secretary
Senior Counsel, Thrivent since 2017.
Richard L. Ramczyk (1976)
Assistant Treasurer
(6)
Director, Fund Accounting and Valuation, Thrivent since 2022; Manager, Mutual
Fund Accounting Operations, Thrivent from 2011 to 2022.
Taishiro A. Tezuka (1985)
Assistant Treasurer
Director, Fund Administration, Thrivent since 2023; Director, Asset Wealth
Management, PricewaterhouseCoopers LLP from 2020 to 2022; Senior Manager,
Asset Wealth Management, PricewaterhouseCoopers LLP from 2019 to 2020;
Manager, Asset Wealth Management, PricewaterhouseCoopers LLP from 2016 to
2019.
(1)
“Interested person” of the Trust as defined in the 1940 Act by virtue of a position with Thrivent. Mr. Kremenak and Mr. Royal are considered interested persons because of their principal occupations with Thrivent.
(2)
Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the Board until their successors are duly appointed and qualified.
(3)
Each Trustee oversees 66 portfolios.
(4)
The address for each Trustee and Officer unless otherwise noted is 901 Marquette Avenue, Suite 2500, Minneapolis, MN
55402-3211.
(5)
The Trustees, other than Mr. Kremenak and Mr. Royal, are not “interested persons” of the Trust and are referred to as
“Independent Trustees.”
(6)
The address for this Officer is 4321 North Ballard Road, Appleton, WI 54913.
(7)
The address for this Officer is 600 Portland Avenue S., Suite 100, Minneapolis, MN 55415-4402.

This report is submitted for the information of shareholders of Thrivent Cash Management Trust. It is not authorized
for distribution to prospective investors unless preceded
or accompanied by the current prospectus for Thrivent
Cash Management Trust, which contains more complete
information about the Trust, including investment objectives, risks, charges and expenses.